Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Mar. 24, 2022
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38612
Entity Registrant Name	ELECTRAMECCANICA VEHICLES CORP.
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	8057 North Fraser Way
Entity Address, City or Town	Burnaby
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5J 5M8
Entity Common Stock, Shares Outstanding		118,611,496
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001637736
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Vancouver, B.C., Canada
Common Shares
Document Information [Line Items]
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	SOLO
Security Exchange Name	NASDAQ
Warrants, each to purchase one Common Share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each to purchase one Common Share
Trading Symbol	SOLOW
Security Exchange Name	NASDAQ
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Bal Bhullar
City Area Code	604
Local Phone Number	428-7656
Contact Personnel Email Address	bal@electrameccanica.com